Restructuring Summary of Restructuring Charges (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Restructuring and Related Activities [Abstract]
Restructuring	$ 0	$ 9,729